UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 12/31/2010
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Point Lobos Capital, LLC

Address:   456 Montgomery Street, 22nd Floor
           San Francisco, CA 94104


Form 13F File Number:


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   William E. Todebush
Title:  Chief Operating Officer
Phone:  415-962-1802

Signature,  Place,  and  Date  of  Signing:

/s/ William E. Todebush            San Francisco, CA                  2/10/2011
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              17

Form 13F Information Table Value Total:  $      110,210
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

            COLUMN 1                 COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
--------------------------------- -------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                            VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
         NAME OF ISSUER           TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
--------------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
A D A M INC                       COM            00088U108    1,821   253,591 SH       SOLE                  253,591      0    0
CLEARWATER PAPER CORP             COM            18538R103    3,418    43,652 SH       SOLE                   43,652      0    0
EDCI HLDGS INC COM STK            COM            268315207      110    37,240 SH       SOLE                   37,240      0    0
HEALTH NET INC COM STK            COM            42222G108    8,696   318,642 SH       SOLE                  318,642      0    0
IESI BFC LTD COM STK              COM            44951D108    8,359   343,990 SH       SOLE                  343,990      0    0
IMATION CORP COM STK              COM            45245A107    2,294   222,474 SH       SOLE                  222,474      0    0
LYONDELLBASELL INDUSTRIES N       SHS - A -      N53745100    4,983   144,841 SH       SOLE                  144,841      0    0
MATRIXX INITIATIVES INC COM STK   COM            57685L105    2,761   326,397 SH       SOLE                  326,397      0    0
MEDCATH CORP COM STK              COM            58404W109    1,105    79,186 SH       SOLE                   79,186      0    0
NORDION INC COM                   COM            65563C105   25,651 2,252,039 SH       SOLE                2,252,039      0    0
RADWARE LTD COM STK               ORD            M81873107    1,913    51,000 SH       SOLE                   51,000      0    0
SAUER-DANFOSS INC COM STK         COM            804137107    3,477   123,095 SH       SOLE                  123,095      0    0
SHAW GROUP INC COM STK            COM            820280105   15,034   439,200 SH       SOLE                  439,200      0    0
TECUMSEH PRODUCTS COCL A COM STK  CL A           878895200      905    69,379 SH       SOLE                   69,379      0    0
TRANSOCEAN LTD                    REG SHS        H8817H100    6,935    99,770 SH       SOLE                   99,770      0    0
TRIMERIS INC COM STK              COM            896263100    2,284   928,632 SH       SOLE                  928,632      0    0
WELLCARE HEALTH PLANS INC COM STK COM            94946T106   20,464   677,156 SH       SOLE                  677,156      0    0


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